Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable Net [Abstract]
Schedule of Accounts Receivable Net
	December 31, 2021	December 31, 2022
	RMB	RMB
Accounts receivable	106,581,267	53,880,520
Allowance for doubtful accounts	(1,806,001)	(36,707,499)
Accounts receivable, net	104,775,266	17,173,021

Schedule of Allowance for Doubtful Accounts	The following table presents movement of the allowance for doubtful accounts:
	December 31, 2021	December 31, 2022
	RMB	RMB
Balance at the beginning of the year	1,925,540	1,806,001
Provisions/(Reversal of provisions)	(119,539)	34,901,498
Balance at the end of the year	1,806,001	36,707,499